Consolidated Statements of Financial Position - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2024
ASSETS
Intangible assets	€ 17,262	€ 14,941
Property, plant and equipment including right-of-use assets	12,234	13,092
Financial assets	16,203	135
Equity method investments	1,043	1,448
Deferred tax assets	2,317	2,684
Non-current assets	49,058	32,300
Inventories	18,112	15,734
Trade receivables and other receivables	33,653	38,221
Other current assets	3,918	3,054
Cash and cash equivalents	1,574	3,791
Current assets	57,257	60,800
Total assets	106,315	93,100
EQUITY AND LIABILITIES
Subscribed capital	431	431
Capital reserves	114,980	114,448
Accumulated loss	(245,896)	(174,853)
Accumulated other comprehensive income (loss)	(2,259)	(1,138)
Equity attributable to owners of SCHMID	(132,744)	(61,112)
Non-controlling interest	579	668
Equity	(132,165)	(60,444)
Non-current financial liabilities	71,518	42,053
Post-employment benefits	969	978
Non-current provisions	254	345
Deferred tax liabilities	1,965	1,518
Non-current lease liability	7,153	8,233
Non-current liabilities	81,859	53,127
Current financial liabilities	87,148	40,433
Current contract liabilities	13,555	11,284
Trade and related party payables	38,071	28,179
Other current liabilities	15,505	17,513
Current lease liability	1,397	1,461
Current provisions	415	184
Income tax liabilities	531	1,364
Current liabilities	156,622	100,417
Total equity and liabilities	€ 106,315	€ 93,100